CAPITAL STOCK AND ADDITIONAL PAID-IN-CAPITAL (Details) - $ / shares	6 Months Ended		12 Months Ended
	Jan. 31, 2018		Jul. 31, 2017
Number of Shares			5,729,142
Stock Option [Member]
Number of Shares	1,100,000		1,100,000
Exercise Price	$ 0.15		$ 0.15
Expiry Date	Mar. 22, 2021		Mar. 22, 2021
Stock Option [Member]
Number of Shares	586,600		586,600
Exercise Price	$ 0.20		$ 0.20
Expiry Date	Aug. 08, 2021		Aug. 08, 2021
Stock Option [Member]
Number of Shares	2,142,542		2,142,542
Exercise Price	$ 0.24		$ 0.24
Expiry Date	Dec. 27, 2021		Dec. 27, 2021
Stock Option [Member]
Number of Shares	500,000	[1]	500,000
Exercise Price	$ 0.33	[1]	$ 0.33
Expiry Date	Feb. 07, 2020	[1]	Feb. 07, 2020
Stock Option [Member]
Number of Shares	500,000		500,000
Exercise Price	$ 0.27		$ 0.27
Expiry Date	Apr. 03, 2022		Apr. 03, 2022
Stock Option [Member]
Number of Shares	900,000		900,000
Exercise Price	$ 0.28		$ 0.28
Expiry Date	Apr. 30, 2020		Apr. 30, 2020
Stock Option [Member]
Number of Shares	5,729,142		5,729,142
Exercise Price	$ 0.24		$ 0.24
Warrant [Member]
Number of Shares	1,500,000		1,500,000
Exercise Price	$ 0.227		$ 0.227
Expiry Date	Jul. 13, 2018		Jul. 13, 2018
Warrant [Member]
Number of Shares	22,148,800		22,148,800
Exercise Price	$ 0.40		$ 0.400
Expiry Date	Dec. 23, 2018		Dec. 23, 2018
Warrant [Member]
Number of Shares	2,286,100		2,286,100
Exercise Price	$ 0.40		$ 0.400
Expiry Date	Jan. 24, 2019		Jan. 24, 2019
Warrant [Member]
Number of Shares	465,500		465,500
Exercise Price	$ 0.40		$ 0.400
Expiry Date	Feb. 06, 2019		Feb. 06, 2019
Warrant [Member]
Number of Shares	9,863,486		9,446,302
Exercise Price	$ 0.40		$ 0.400
Expiry Date	May 05, 2019		May 05, 2019
Warrant [Member]
Number of Shares	7,080,740
Exercise Price	$ 0.25
Expiry Date	Sep. 25, 2019
Warrant [Member]
Number of Shares	6,788,860		192,670
Exercise Price	$ 0.25		$ 0.100
Expiry Date	Dec. 27, 2019		Jan. 29, 2018
Warrant [Member]
Number of Shares	133,333
Exercise Price	$ 0.25
Expiry Date	Jan. 03, 2020
Warrant [Member]
Number of Shares	50,266,819		36,039,372
Exercise Price	$ .35		$ 0.390

[1]	Cancelled subsequent to January 31, 2018